Revenue from Contracts with Customers - Schedule of Movement of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of Contract Liabilities [Abstract]
Opening balance	$ 23,316	$ 304,577
Add: advance payments received from customer	67,991	23,316
Less: revenue recognised during the year	(23,316)	(304,577)
Closing balance	$ 67,991	$ 23,316